Consolidated Statements of Changes in Equity SFr in Thousands		CHF (SFr) shares		Ordinary shares [member] CHF (SFr) shares	Public offering [member] CHF (SFr)	Public offering [member] Ordinary shares [member] CHF (SFr)	Registered Direct Offering [member] CHF (SFr)	PIPE Investors [member] Ordinary shares [member] CHF (SFr)	Convertible Loan Agreements [member] Ordinary shares [member] CHF (SFr)	European Biotech Acquisition Corp [member] Ordinary shares [member] CHF (SFr)	Share capital [Member] CHF (SFr) shares	Share capital [Member] Public offering [member] Ordinary shares [member] CHF (SFr) shares	Share capital [Member] Registered Direct Offering [member] CHF (SFr) shares	Share capital [Member] Legacy Oculis [member] CHF (SFr) shares	Share capital [Member] PIPE Investors [member] Ordinary shares [member] CHF (SFr) shares	Share capital [Member] Convertible Loan Agreements [member] Ordinary shares [member] CHF (SFr) shares	Share capital [Member] European Biotech Acquisition Corp [member] Ordinary shares [member] CHF (SFr) shares	Treasury shares [member] CHF (SFr) shares	Treasury shares [member] Legacy Oculis [member] CHF (SFr) shares	Share premium [member] CHF (SFr)	Share premium [member] Ordinary shares [member] CHF (SFr)	Share premium [member] Public offering [member] CHF (SFr)	Share premium [member] Public offering [member] Ordinary shares [member] CHF (SFr)	Share premium [member] Registered Direct Offering [member] CHF (SFr)	Share premium [member] PIPE Investors [member] Ordinary shares [member] CHF (SFr)	Share premium [member] Convertible Loan Agreements [member] Ordinary shares [member] CHF (SFr)	Share premium [member] European Biotech Acquisition Corp [member] Ordinary shares [member] CHF (SFr)	Reserve of share-based payments [member] CHF (SFr)	Cumulative translation adjustment [member] CHF (SFr)	Actuarial Gain Loss On Post Employment Benefit Obligations [Member] CHF (SFr)	Accumulated losses [member] CHF (SFr)
Beginning Balance (in shares) at Dec. 31, 2022 | shares														3,894,722					(114,323)
Beginning Balance at Dec. 31, 2022		SFr (97,991)												SFr 39					SFr (1)	SFr 10,742								SFr 2,771	SFr (300)	SFr (264)	SFr (110,978)
Loss for the period		(88,802)																													(88,802)
Other comprehensive income (loss):
Actuarial gain (loss) on post-employment benefit obligations		(808)																												(808)
Foreign currency translation differences		(5,005)																											(5,005)
Foreign currency translation differences recycling		4,978																											4,978
Total comprehensive loss for the period		(89,637)																											(27)	(808)	(88,802)
Share-based compensation expense		3,608																										3,608
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares (in Shares) | shares											3,780,399	3,654,234		(3,894,722)	7,118,891	1,967,000	3,370,480		114,323
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares											SFr 38			SFr (39)					SFr 1
Issue of equity						SFr 38,179		SFr 67,054	SFr 18,368	SFr 35,525		SFr 36			SFr 71	SFr 20	SFr 33						SFr 38,143		SFr 66,983	SFr 18,348	SFr 35,492
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares value		124,802									SFr 165									124,637
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares ( in shares) | shares											16,496,603
Transaction costs related to the business combination		SFr (4,821)																		(4,821)
Transaction costs related to the public offering					SFr 3,361																	SFr 3,361
Stock option exercised (in shares) | shares		112,942	[1],[2]								112,942
Stock option exercised		SFr 274									SFr 1									273
Issuance of shares in connection with warrant exercises (in shares) | shares											149,156
Issuance of shares in connection with warrant exercises		1,728									SFr 2									1,726
Ending Balance (in shares) at Dec. 31, 2023 | shares											36,649,705
Ending balance at Dec. 31, 2023		93,728									SFr 366									288,162								6,379	(327)	(1,072)	(199,780)
Loss for the period		(85,777)																													(85,777)
Other comprehensive income (loss):
Actuarial gain (loss) on post-employment benefit obligations		(1,161)																												(1,161)
Foreign currency translation differences		56																											56
Total comprehensive loss for the period		(86,882)																											56	(1,161)	(85,777)
Share-based compensation expense		SFr 9,782					SFr 53,541						SFr 50											SFr 53,491				9,782
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares (in Shares) | shares													5,000,000
Transaction costs							SFr (1,868)																	SFr 1,868
Issuance of shares to be held as treasury shares (in shares) | shares											1,000,000							(1,000,000)
Issuance of shares to be held as treasury shares											SFr 10							SFr (10)
Vesting of earnout shares (in shares) | shares											1,422,723
Vesting of earnout shares											SFr 14									(14)
Stock option exercised (in shares) | shares	[1],[2]	301,511
Issuance of shares in connection with warrant exercises (in shares) | shares											279,033
Issuance of shares in connection with warrant exercises		SFr 4,144									SFr 3									4,141
Stock options exercised and RSUs vested/released (in shares) | shares											310,941
Stock options exercised and RSUs vested/released		938									SFr 3									1,034								(99)
Ending Balance (in shares) at Dec. 31, 2024 | shares											44,662,402							(1,000,000)
Ending balance at Dec. 31, 2024		73,383									SFr 446							SFr (10)		344,946								16,062	(271)	(2,233)	(285,557)
Loss for the period		(98,957)																													(98,957)
Other comprehensive income (loss):
Actuarial gain (loss) on post-employment benefit obligations		599																												599
Foreign currency translation differences		(209)																											(209)
Total comprehensive loss for the period		(98,567)																											(209)	599	(98,957)
Share-based compensation expense		16,044																										16,044
Transaction costs				SFr (13,335)																	SFr (13,335)
Issuance of ordinary shares related to underwritten offerings (in shares) | shares											7,635,801							2,796,297
Issuance of ordinary shares related to underwritten offerings		SFr 178,859									SFr 76							SFr 28		178,755
Issuance of shares to be held as treasury shares (in shares) | shares											2,500,000							(2,500,000)
Issuance of shares to be held as treasury shares											SFr 25							SFr (25)
Vesting of earnout shares (in shares) | shares											1,422,723
Vesting of earnout shares											SFr 14									(14)
Stock option exercised (in shares) | shares	[1],[2]	363,093
Issuance of shares in connection with warrant exercises (in shares) | shares											1,929,467
Issuance of shares in connection with warrant exercises		SFr 37,790									SFr 19									37,771
Stock options exercised and RSUs vested/released (in shares) | shares											537,748
Stock options exercised and RSUs vested/released		1,896									SFr 7									3,608								(1,719)
Ending Balance (in shares) at Dec. 31, 2025 | shares				57,984,438							58,688,141							(703,703)
Ending balance at Dec. 31, 2025		SFr 196,070									SFr 587							SFr (7)		SFr 551,731								SFr 30,387	SFr (480)	SFr (1,634)	SFr (384,514)

[1]	Forfeited amount includes earnout options forfeited during the years ended December 31, 2025, 2024, and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2025, 2024, and 2023.
[2]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, an Exchange Ratio of 1.1432 was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.